Leases - Consolidated balance sheet, cash flow and other information related to leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
ASSETS
Operating lease right-of-use assets, net		$ 15,203	¥ 105,839
LIABILITIES
Operating lease liabilities, current		8,258	57,490
Operating lease liabilities, non-current		7,860	54,718
Total		$ 16,118	¥ 112,208
Cash paid for amounts included in the measurement of lease liabilities	¥ 73,315
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 68,825
Weighted average remaining lease term (years)		4 years 10 months 6 days	4 years 10 months 6 days
Weighted average discount rate		5.00%	5.00%